Cover	Mar. 13, 2025
Cover [Abstract]
Entity Registrant Name	INTERNET SCIENCES, INC.
Entity Central Index Key	0001720286
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 13, 2025
Entity Ex Transition Period	false
Entity File Number	000-55897
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-2775456
Entity Address Address Line 1	1330 Avenue of the Americas
Entity Address Address Line 2	23 rd. Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	823-6272
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false